Pinnacle Sherman Tactical Allocation Fund
FUND SUMMARY
Investment Objective:
The Fund seeks high total return with reasonable risk.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 11 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Pinnacle Sherman Tactical Allocation Fund	Class A Shares		Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	none	[1]	none	none
Redemption Fee (as a % of amount redeemed if held less than 60 days)	1.00%		1.00%	1.00%
[1]	Acquired Fund Fees and Expenses are the estimated indirect costs of investing in other investment companies and do not include the cost of investing in underlying funds, like commodity pools, that are not investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pinnacle Sherman Tactical Allocation Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.72%	0.72%	0.72%
Acquired Fund Fees and Expenses	[1]	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses		2.44%	3.19%	2.19%
Fee Waiver	[2]	(0.48%)	(0.48%)	(0.48%)
Total Annual Fund Operating Expenses After Fee Waiver		1.96%	2.71%	1.71%
[1]	Acquired Fund Fees and Expenses are the estimated indirect costs of investing in other investment companies and do not include the cost of investing in underlying funds, like commodity pools, that are not investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser, Pinnacle Family Advisors, LLC (the "Adviser"), has contractually agreed to waive management fees and to make payments to limit Fund expenses, until July 31, 2019 so that the total annual operating expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short), (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) of the Fund do not exceed 1.49%, 2.24% and 1.24% of average daily net assets attributable to Class A, C and I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed if such recoupment can be achieved, within the foregoing expense limits or within the expense limits in place at the time of recoupment, whichever is lower. This agreement may be terminated only by the Board of Trustees, on 60 days' written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Pinnacle Sherman Tactical Allocation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	763	1,249	1,760	3,157
Class C Shares	274	939	1,627	3,461
Class I Shares	174	639	1,131	2,486

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 364% of the average value of its portfolio.

Principal Investment Strategies:

The Fund intends to operate as a fund of funds and seeks to meet its investment objective by investing, under normal market conditions in exchange traded funds (“ETFs”) that may invest in all major asset classes including, but not limited to, foreign and domestic (i) equity securities of all market capitalizations, (ii) fixed income securities of any credit quality, (iii) commodities (e.g., gold and securities of mining companies), (iv) derivatives and (v) cash. The Fund intends to generally invest in a mix of asset classes with an emphasis on equity and fixed income securities. The Fund may invest up to 25% of the Fund’s assets in commodity-based ETFs. There is no limit on the amount of fund assets that may be invested in the other asset classes. The equity ETFs in which the Fund invests may include inverse ETFs. The Fund may also invest in cash and cash equivalents directly. The foreign securities held by the underlying ETFs may include those in emerging markets.

The Fund’s adviser uses signals that come from models developed by W.E. Sherman & Co. to determine the Fund’s allocations. The process for each model is similar: (1) the expected market trend or indicator for specific securities over a period is examined; (2) if a particular asset class is determined to be in a positive trend based on rankings and/or model signals, the assets allocated to a particular model are invested in that asset class; and (3) if a particular asset class is determined to be in a negative trend based on rankings and/or model signals, the assets allocated to a particular model are invested in another asset class as dictated by the applicable model. The Fund’s assets are allocated equally among the five models. After the models determine the asset classes for allocation, the Adviser picks the ETFs in that asset class in which to invest based on several factors including, but not limited to, relative strength rankings, fundamental analysis of the ETF methodology, fiduciary score analysis. The Fund actively trades its portfolio investments.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency.

• Commodity Risk: Commodities markets may subject to greater volatility than traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Credit Risk: Issuers may not make interest or principal payments on securities, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor’s Ratings Group or another credit rating agency.

• Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Equity Risk: The NAV of the Fund will fluctuate based on changes in the value of the equity securities held by the underlying ETFs that invest in U.S. and/or foreign equity securities. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF is subject to specific risks, depending on its investments.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing (including through American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)) involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes different or greater risks than those associated with foreign developed countries.

• Gold Risk: The price of gold may be volatile, and gold-related ETFs may be highly sensitive to the price of gold. The price of gold can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries.

• High Yield (Junk) Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Inverse ETF Risk: Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

• Issuer-Specific Risk: The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Management Risk: The Adviser’s judgment about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Model Risk. Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the adviser’s algorithmic model. No assurance can be given that the Fund will be successful under all or any market conditions.

• Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

• Small and Medium Capitalization Risk: The value of small or medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Sovereign Debt Risk: The issuer of the foreign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. The market prices of sovereign debt, and the Fund’s NAV, may be more volatile than prices of U.S. debt obligations and certain emerging markets may encounter difficulties in servicing their debt obligations.

• U.S. Government Obligations Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares would have similar returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares would be different from Class I shares because Class A and Class C shares have different expenses than Class I shares. Updated performance information will be available at no cost by visiting www.pinnacletacticalfunds.com or by calling 1-888-985-9830.

Class I Performance Bar Chart For Calendar Years Ended December 31	[1]

Best Quarter:	6/30/2014	3.51%
Worst Quarter:	9/30/2015	(6.44)%
The year-to-date total return of the Fund’s Class I shares as of June 30, 2018, was (3.28)%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2017)	[2]
Average Annual Total Returns - Pinnacle Sherman Tactical Allocation Fund	Label	One Year	Since Inception	Inception Date
Class I Shares	Return before taxes	6.29%	2.86%	Jun. 03, 2013
Class I Shares | After Taxes on Distributions		5.79%	2.30%
Class I Shares | After Taxes on Distributions and Sales		3.75%	1.97%
Class A Shares	Return before taxes	(0.14%)	1.29%	Jun. 03, 2013
Class C Shares	Return before taxes	5.20%	1.91%	Jun. 03, 2013
Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)		15.14%	7.49%
Morningstar Global Flexible Allocation AW (reflects no deduction for fees, expenses or taxes)		13.64%	5.05%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[1]	In previous years, the Performance Bar Chart has shown performance for the Fund's Class A Shares. It has been changed to show performance for Class I Shares as Class I Shares of the Fund have recently surpassed Class A Shares in total net assets.
[2]	In previous years, the Performance Table has shown performance for the Fund's Class A Shares. It has been changed to show performance for Class I Shares as Class I Shares of the Fund have recently surpassed Class A Shares in total net assets.